Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

6.Cash and cash equivalents

As at December 31, 2020 and 2019, there are no restrictions on cash and cash equivalents. Cash and cash equivalents include the following components:

	2020	2019
Cash	10,104,899	34,431
Guaranteed investment certificates	8,000,000	—
Cash and cash equivalents	18,104,899	34,431

Guaranteed investment certificates are instruments issued by Canadian financial institutions and include $3,000,000 bearing interest at a rate of 0.56% and $5,000,000 bearing interest at a rate of 0.53%. These instruments are redeemable without penalty 60 days and 30 days, respectively, from the date of acquisition and mature in February 2021 and December 2021.